INVENTORIES, NET (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)
Inventory Disclosure [Abstract]
Provision for inventory impairment	$ 3,833	¥ 601,009	¥ 3,159,439	¥ 2,050,199